EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Incentive Plans [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2019	6,150,001	0.96
Granted	2,350,000	1.59
Exercised	(1,133,334)	0.75
Cancelled	(125,000)	1.66
Forfeited	(66,667)	0.90
Expired	(100,000)	0.67

DECEMBER 31, 2020	7,075,000	1.19

Granted	310,000	2.10
Exercised	(1,350,000)	1.00

DECEMBER 31, 2021	6,035,000	1.28

Disclosure of stock options outstanding by exercise price [Table Text Block]
Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $0.90	1,925,000	0.87	2.43
$1.11 - $1.20	1,775,000	1.19	1.40
$1.41	200,000	1.41	3.86
$1.66	1,825,000	1.66	3.57
$1.85 - $2.22	310,000	2.10	4.61

DECEMBER 31, 2021	6,035,000	1.28	2.63

Disclosure of detailed information about share options valuation assumptions [Table Text Block]
	October 1,	July 19,	November 9,	July 27,	June 11,
Inputs and assumptions	2021	2021	2020	2020	2020

Stock options granted	100,000	210,000	200,000	1,950,000	200,000
Exercise price	$1.85	$2.22	$1.41	$1.66	$1.11

Market price	$1.85	$2.17	$1.41	$1.61	$1.11
Expected option term (years)	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	62.2%	62.1%	58.0%	56.6%	49.7%
Average risk-free interest rate	0.65%	0.57%	0.31%	0.29%	0.27%
Expected forfeiture rate	-	-	-	-	-
Expected dividend yield	-	-	-	-	-

FAIR VALUE ASSIGNED	$77,000	$186,000	$109,000	$1,159,000	$75,000

Disclosure of detailed information about number of restricted share units outstanding and changes [Table Text Block]
Number of shares issued or issuable on vesting

DECEMBER 31, 2019 and 2020	-

RSUs Granted	239,100

DECEMBER 31, 2021	239,100

Disclosure detailed information of number of deferred share units [Table Text Block]
Number of shares issuable

DECEMBER 31, 2019 and 2020	-

DSUs Granted	167,000

DECEMBER 31, 2021	167,000